Expense Example {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2040 Fund - Fidelity Freedom Blend 2040 Fund- Retail	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 55
3 years	172
5 years	298
10 years	$ 663